Rainier Intermediate Fixed Income Fund
Rainier Intermediate Fixed Income Fund Institutional Shares/Original Shares
INVESTMENT OBJECTIVE
The Rainier Intermediate Fixed Income Fund (the “Intermediate Fixed Income Fund” or “Fund”) seeks to provide investors with current income.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Rainier Intermediate Fixed Income Fund - USD ($)	Institutional	Original
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Rainier Intermediate Fixed Income Fund		Institutional	Original
Management Fees		0.50%	0.50%
Distribution and Service (12b-1) Fees		none	0.10%
Other Expenses		2.42%	0.15%
Total Annual Fund Operating Expenses		2.92%	0.75%
Fee Waiver and/or Expense Reimbursement	[1]	(2.47%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.45%	0.55%
[1]	Rainier has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 0.45% and 0.55% of the Fund's average net assets of its Institutional and Original Shares, respectively (the "Expense Caps"). This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Fund's business. The Expense Caps will remain in effect until at least July 31, 2016. Rainier may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. The Expense Caps may not be changed by Rainier during that period without prior approval of the Board of Trustees. The obligation may be terminated at any time by the Board of Trustees upon written notice to Rainier and will terminate if the Management Agreement is terminated.

EXAMPLE
This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation). Although your actual cost may be higher or lower, based on these assumptions your costs would be:
Expense Example - Rainier Intermediate Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	46	669	1,319	3,065
Original	56	220	397	912

Expense Example, No Redemption - Rainier Intermediate Fixed Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	46	669	1,319	3,065
Original	56	220	397	912

PORTFOLIO TURNOVER
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 204.86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities (including convertible bonds). Most of the Fund’s investments are corporate debt securities and debt securities issued or guaranteed by the U.S. government, or its agencies. Rainier intends, but is not obligated, normally to construct the Fund with a higher proportion of corporate issues than government or government agency securities. A portion of the Fund’s investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). The Fund will invest in debt securities that are not U.S. government or agency securities only if they are rated at least investment-grade quality (or are deemed to be of equivalent quality by Rainier) at the time of investment. Although the Fund does not expect to maintain significant positions in such securities on a normal basis, the Fund may invest up to 25% of its assets in foreign debt securities. These include U.S. dollar denominated securities of foreign issuers. The Fund may invest in exchange-traded funds (“ETFs”).

Investment-grade debt securities are generally considered to be those rated Baa3 or better by Moody’s Investor Services, Inc. (“Moody’s”) or BBB- or better by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”). Securities that are rated Baa3 by Moody’s or BBB- by S&P or Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Rainier intends to limit investment in securities rated Baa3 by Moody’s or BBB- by S&P or Fitch to no more than 30% of the Fund’s total assets.

The Fund may purchase bonds of any maturity, but the Fund will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if Rainier believes a temporary defensive posture is appropriate. Rainier plans to manage the Fund as a moderate duration portfolio. To Rainier, “moderate duration” denotes a portfolio within a range on average of ±25% of the duration of the Barclays Capital U.S. Intermediate Government/Credit Bond Index (“Barclays Capital Index”). If, for example, the average duration of the Barclays Capital Index were 4.0 years, the Fund’s average duration would be between 3.0 and 5.0 years. Duration is a measure of interest rate risk using the expected life of a debt security. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. Rainier may sell a debt security if the security has been downgraded or when it is swapped for a more attractive security.
PRINCIPAL INVESTMENT RISKS
Because the Fund invests in securities that normally experience daily price changes, there is the risk that an investor could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following risks could affect the value of your investment:
  Debt Securities Risk – As with most debt funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. Generally, the longer the Fund’s average portfolio maturity of its debt securities, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as events affecting its ability to continue to make principal and interest payments or maintain its credit rating. Debt securities risks also include liquidity risks (e.g., the potential to experience difficulty in selling debt securities in certain market conditions), mortgage-related and other asset-backed securities risks and prepayment risks. Many experts believe that it is likely that there will be less governmental action in the near future to maintain low interest rates. The negative impact on debt securities from resulting rate increases for that and other reasons could be swift and significant.
  Market Risk – The securities markets may decline or companies represented in the Fund may weaken or otherwise not meet market expectations. The securities markets may be subject to significant volatility which may increase the risks associated with an investment in the Fund.
  Management Risk – Like all managed funds, there is a risk that Rainier’s strategy for managing the Fund may not achieve the desired results or may be less effective than other strategies in a particular market environment.
  Mortgage- and Asset-Backed Securities Risk – Mortgage- and asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, and may have very volatile prices.
  Government Sponsored Entities Risk – Securities issued or guaranteed by government-sponsored entities may not be guaranteed or insured by the United States Government, and may only be supported by the credit of the issuing agency.
  Foreign Securities Risk – Foreign securities (including securities of issuers in emerging markets) involve additional risks, including political and economic instability, differences in financial reporting, accounting, auditing and legal standards, nationalization, expropriation or confiscatory taxation, less publicly available information, currency rate fluctuations, less or more strict regulation of securities markets and markets having less liquidity and more volatility than domestic markets.
  ETF Risk – ETFs have the risks of the investments they make and that they may not achieve their investment objectives. In addition, ETFs may be less liquid and thus their share values more volatile than the values of the investments they hold. Fund assets invested in ETFs and other mutual funds incur a layering of expenses, including operating costs and advisory fees that you indirectly bear as a shareholder in the Fund.
  Portfolio Turnover Risk – High portfolio turnover involves correspondingly greater expenses to the Fund, including dealer mark-ups and other transaction costs. This may result in adverse tax consequences for shareholders.

PERFORMANCE
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates how the Fund’s total returns have varied from year to year. The table below compares the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods with a domestic broad-based market index and with a secondary domestic treasury bill index. The Fund’s performance before and after taxes is not necessarily an indication of how the Fund will perform in the future. Updated performance is available on Rainier’s website at www.rainierfunds.com.
RAINIER INTERMEDIATE FIXED INCOME FUND – ORIGINAL SHARES CALENDAR-YEAR TOTAL RETURNS (%)

The year-to-date total return as of June 30, 2015 for the Fund was 0.52%.

Best Quarter:	+4.32%	(fourth quarter, 2008)
Worst Quarter:	-2.69%	(third quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS as of Dec. 31, 2014
Average Annual Total Returns - Rainier Intermediate Fixed Income Fund		1 Year	5 Years	10 Years	Inception Date
Original Shares		2.45%	3.50%	4.00%	May 10, 1994
Original Shares | Return after taxes on distributions		1.24%	2.22%	2.71%	May 10, 1994
Original Shares | Return after taxes on distributions and sale of fund shares		1.55%	2.28%	2.69%	May 10, 1994
Institutional Shares	[1],[2]	2.55%	3.60%	4.11%	Feb. 02, 2015
Barclays Capital U.S. Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		3.13%	3.54%	4.10%
Citigroup 3-month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.03%	0.07%	1.46%
[1]	Institutional Shares commenced operations on February 2, 2015. Original Shares commenced operations on May 10, 1994.
[2]	Performance of Institutional Shares for the period prior to the commencement of operations is based on the performance of the Original Shares adjusted for the Institutional Shares expenses.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.